SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Carrying Amount Of Goodwill (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Mar. 31, 2021
Goodwill [Line Items]
Goodwill	$ 10,067,730	$ 5,577,030	$ 10,067,730
Goodwill [Roll Forward]
Balance at the beginning	5,577,030	509,148
Goodwill Acquired	4,490,700	5,067,882
Balance at the end	10,067,730	5,577,030
Hialeah
Goodwill [Line Items]
Goodwill	186,150	186,150
Goodwill [Roll Forward]
Balance at the beginning	186,150	186,150
Balance at the end	186,150	186,150
Coral Way
Goodwill [Line Items]
Goodwill	322,998	322,998
Goodwill [Roll Forward]
Balance at the beginning	322,998	322,998
Balance at the end	322,998	322,998
Tamarac
Goodwill [Line Items]
Goodwill	5,067,882	5,067,882
Goodwill [Roll Forward]
Balance at the beginning	5,067,882
Goodwill Acquired		5,067,882
Balance at the end	5,067,882	$ 5,067,882
Little Havana One
Goodwill [Line Items]
Goodwill	1,570,700
Goodwill [Roll Forward]
Goodwill Acquired	1,570,700
Balance at the end	1,570,700
Little Havana Two
Goodwill [Line Items]
Goodwill	2,920,000
Goodwill [Roll Forward]
Goodwill Acquired	2,920,000
Balance at the end	$ 2,920,000